Derivative Warrants Liabilities	12 Months Ended
Dec. 31, 2023
Derivative Warrants Liabilities [Abstract]
DERIVATIVE WARRANTS LIABILITIES

NOTE 8 - DERIVATIVE WARRANTS LIABILITIES

Until completion of the IPO transaction, the fair values of the 2021 Warrant and the Warrant Share were determined by the management with the assistance of an independent valuation firm by using the Hybrid Method by combining the OPM and an IPO scenario. Because there has been no public market for the Ordinary Shares, the Company’s management has determined fair value of the Ordinary Shares at the time of grant by considering several objective and subjective factors including data from other comparable companies, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The fair value of the underlying Ordinary Shares was determined by management until such time as the Ordinary Shares are listed on an established stock exchange, national market system or other quotation system. Upon completion of the IPO, the fair values of the 2021 Warrant and the Warrant Share were determined internally by the management based on several assumptions by using Black-Scholes-Merton pricing model.

Through the reported periods, the estimated fair value of derivative financial liability for the 2021 Warrant has not exceeded the Minimum Value and thus was determined at $50.

Through December 31, 2022, the estimated fair value of derivative financial liability for the Warrant Share has not changed significantly. However, as of December 31, 2023, the fair value of derivative financial liability for the Warrant Share was estimated by the management in total amount of $22 by taking into consideration (i) the likelihood for occurrence of each of the trigger events as noted in Note 6C above and (ii) the reduction in the quoted price of the Ordinary Share. Consequently, during the year ended December 31, 2023, the Company recorded revaluation income amounted to $66 as a result of the change in the fair value of the derivative warrants liability (see also Note 13 below).

From the issuance date through December 31, 2023, neither of the 2021 Warrant or the Warrant Share was exercised. See also Note 17C2 below.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrants liabilities during the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Opening balance	$138	$50	$-
Recognition of fair value of 2021 Warrant issued upon substantial modification of terms (see Note 6A1)	-	-	50
Recognition of fair value of Warrant Share issued at Effective Date (see Note 6C)	-	88	-
Change in fair value of derivative warrant liability	(66)	-	-
Closing balance	$72	$138	$50